FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Cash	$ 207,501	$ 220,031
Other investments	143,160	102,971
Premises and equipment	189,080	193,040
Total assets	17,003,316	16,329,141
Short-term Debt	1,287,156	296,203	$ 166,594
Other liabilities	626,938	492,210
Total liabilities	14,961,943	14,070,199
Shareholders’ equity	2,041,373	2,258,942	2,282,070	$ 2,247,705
Total liabilities and shareholders’ equity	17,003,316	16,329,141
Income Statement [Abstract]
Noninterest income	189,641	171,506	189,123
Interest Expense	65,863	31,099	68,452
Salaries and employee benefits	269,368	245,924	236,779
Professional services	9,734	11,676	9,961
Income before income taxes and equity in undistributed net earnings of subsidiaries	241,722	240,933	184,411
Income tax expense (benefit)	24,110	35,773	28,601
Net income	217,612	205,160	155,810
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(140,618)	156,063	191,151
Operating activities
Net income	217,612	205,160	155,810
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	31,181	32,136	33,337
Stock-based compensation expense	13,379	9,635	7,678
Equity Securities, FV-NI, Unrealized Gain (Loss)	639	(702)	(9,045)
Deferred income taxes	(3,505)	12,087	(8,380)
Decrease (increase) in other assets	(226,398)	138,225	(288,857)
Net cash provided by (used in) operating activities	200,846	388,157	108,363
Investing activities
Net cash acquired (paid) in business combinations	0	(109,024)	0
Proceeds from sales and maturities of investment securities	704,304	1,139,498	904,821
Payments to Acquire Debt Securities, Available-for-sale	(641,643)	(2,418,290)	(1,551,952)
Payments for (Proceeds from) Other Investing Activities	1,011	0	0
Net cash provided by (used in) investing activities	(883,105)	(510,029)	(1,203,346)
Financing activities
Net (decrease) increase in short-term borrowings	990,953	129,609	(1,149,587)
Cash dividends paid on common stock	(86,606)	(87,316)	(89,691)
Treasury stock purchase	0	(108,077)	(16,686)
Proceeds from exercise of stock options, net of shares purchased	177	64	72
Net cash provided by (used in) financing activities	669,729	110,849	1,125,346
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	(12,530)	(11,023)	30,363
Cash and due from banks at beginning of year	220,031
Cash and due from banks at end of year	207,501	220,031
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	91,013	49,746	172,902	$ 55,869
Other investments	1,681	1,836
Subordinated notes from subsidiaries	7,500	7,500
Premises and equipment	283	1,311
Other assets	86,355	77,132
Total assets	2,359,416	2,595,037
Short-term Debt	0	20,000
Subordinated Debt	311,707	310,864
Dividends payable	1,271	1,042
Other liabilities	5,065	4,189
Total liabilities	318,043	336,095
Shareholders’ equity	2,041,373	2,258,942
Total liabilities and shareholders’ equity	2,359,416	2,595,037
Income Statement [Abstract]
Interest income	37	34	27
Noninterest income	13	215	0
Dividends from subsidiaries	171,900	202,000	81,725
Total income	171,794	202,697	82,024
Interest Expense	16,624	15,900	14,172
Salaries and employee benefits	13,547	9,784	8,004
Professional services	256	2,343	1,160
Other	5,581	5,186	5,163
Total expenses	36,008	33,213	28,499
Income before income taxes and equity in undistributed net earnings of subsidiaries	135,786	169,484	53,525
Income tax expense (benefit)	(8,523)	(7,787)	(6,145)
Income (Loss) from Equity Method Investments	73,303	27,889	96,140
Net income	217,612	205,160	155,810
Operating activities
Net income	217,612	205,160	155,810
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings (loss) of subsidiaries	(73,303)	(27,889)	(96,140)
Depreciation and amortization	860	859	712
Stock-based compensation expense	13,379	9,635	7,678
Equity Securities, FV-NI, Unrealized Gain (Loss)	156	(448)	(272)
Deferred income taxes	(475)	(224)	(158)
(Decrease) increase in dividends payable	229	368	(175)
(Decrease) increase in other liabilities	634	(751)	(22)
Decrease (increase) in other assets	(8,748)	(8,096)	8,907
Net cash provided by (used in) operating activities	150,344	178,614	76,340
Investing activities
Capital contributions to subsidiaries	0	(113,152)	0
Net cash provided by (used in) investing activities	1,011	(113,152)	0
Financing activities
Net (decrease) increase in short-term borrowings	(20,000)	20,000	0
Proceeds from Issuance of Subordinated Long-term Debt	0	(10,592)	150,000
Cash dividends paid on common stock	(86,606)	(87,316)	(89,691)
Treasury stock purchase	0	(108,077)	(16,686)
Proceeds from exercise of stock options, net of shares purchased	177	64	72
Other	(3,659)	(2,697)	(3,002)
Net cash provided by (used in) financing activities	(110,088)	(188,618)	40,693
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	41,267	(123,156)	117,033
Cash and due from banks at beginning of year	49,746	172,902	55,869
Cash and due from banks at end of year	91,013	49,746	$ 172,902
Commercial Banks [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	2,161,338	2,447,095
Nonbanks [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	11,246	10,417
Subsidiaries [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	$ 2,172,584	$ 2,457,512